Significant Accounting Policies - Schedule of Property, Plant and Equipment Value Over its Estimated Useful Lives (Details)	Jun. 30, 2025	Dec. 31, 2024
Bearer plant [Member]
Schedule of Property, Plant and Equipment Value Over its Estimated Useful Lives [Line Items]
Estimated residual values
Bearer plant [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment Value Over its Estimated Useful Lives [Line Items]
Estimated useful lives	24 years	24 years
Bearer plant [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment Value Over its Estimated Useful Lives [Line Items]
Estimated useful lives	30 years	30 years
Buildings [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment Value Over its Estimated Useful Lives [Line Items]
Estimated useful lives	5 years	5 years
Estimated residual values	0.00%	0.00%
Buildings [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment Value Over its Estimated Useful Lives [Line Items]
Estimated useful lives	20 years	20 years
Estimated residual values	5.00%	5.00%
Plant and machinery [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment Value Over its Estimated Useful Lives [Line Items]
Estimated useful lives	5 years	5 years
Estimated residual values	0.00%	0.00%
Plant and machinery [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment Value Over its Estimated Useful Lives [Line Items]
Estimated useful lives	10 years	10 years
Estimated residual values	5.00%	5.00%
Office equipment [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment Value Over its Estimated Useful Lives [Line Items]
Estimated useful lives	3 years	3 years
Estimated residual values	0.00%	0.00%
Office equipment [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment Value Over its Estimated Useful Lives [Line Items]
Estimated useful lives	10 years	10 years
Estimated residual values	5.00%	5.00%
Motor vehicles [Member]
Schedule of Property, Plant and Equipment Value Over its Estimated Useful Lives [Line Items]
Estimated useful lives	4 years	4 years
Estimated residual values	5.00%	5.00%
Software [Member]
Schedule of Property, Plant and Equipment Value Over its Estimated Useful Lives [Line Items]
Estimated residual values
Software [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment Value Over its Estimated Useful Lives [Line Items]
Estimated useful lives	3 years	3 years
Software [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment Value Over its Estimated Useful Lives [Line Items]
Estimated useful lives	10 years	10 years
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment Value Over its Estimated Useful Lives [Line Items]
Estimated useful lives	10 years	10 years
Estimated residual values